PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Abstract
Equipment		$ 27,119	$ 84,716
Furniture & Fixtures		6,641	29,647
Less: Accumulated Depreciation		(29,041)	(106,036)
Net Fixed Assets	$ 7,379	$ 4,719	$ 8,326